Schedule of Aggregate Amortization Expense Related to Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 1,753
2025	1,493
2026	1,356
2027	1,258
2028	$ 1,208